CHARTWELL FUNDS

March 5, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Chartwell Funds (the “Registrant”) File No. 333-216993

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registrant's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

If you need any further assistance, please contact the undersigned at (513) 869-4262.

Very truly yours,

/s/ Maggie Bull

Maggie Bull

Secretary